OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT LIABILITIES
Schedule of other non-current liabilities

	December 31,
	2011	2012
	US$	US$
Unrecognized tax benefits (Note 13)	—	5,091
Accrued interests on unrecognized tax benefits (Note 13)	—	1,583
Government grant	103	100
Defined benefit plan obligation	129	—
Others	5	6
Total	237	6,780